ASSETS HELD FOR SALE	3 Months Ended
Mar. 31, 2019
ASSETS HELD FOR SALE
ASSETS HELD FOR SALE

5. ASSETS HELD FOR SALE

On March 5, 2019, the Company entered into an Asset Purchase Agreement (“Agreement”) with Uranium Royalty (USA) Corp. and Uranium Royalty Corp. (together “URC”) for the sale of four of its royalty interests on future uranium production from mineral properties located in South Dakota, Wyoming and New Mexico, as well as the remaining amount of the Laramide promissory note in the amount of $2.0 million as discussed above. Under the terms of the Agreement, the Company is set to transfer ownership of the royalties and promissory note at the closing date which is to be no later than June 30, 2019. In exchange for these assets URC has agreed to pay the Company a total of $2.75 million, consisting of the following consideration:

•	$0.5 million in cash, paid as a deposit at signing on March 5, 2019; and
•	$2.25 million cash to be paid in full on or before June 30, 2019.

The transaction will close following satisfaction or waiver of the closing conditions, which conditions include, among other things, the execution of various assignment agreements.  The Agreement contains certain termination rights and remedies for both URC and the Company.  Subject to certain limitations, in the event that the transaction does not close by July 31, 2019, the Company may terminate the Agreement and retain the $500,000 deposit. In the event that there is a material uncured inaccuracy in any representation or warranty or a material breach of any covenant of the Company, URC has the right to terminate the Agreement and seek a return of the deposit or to seek specific performance of the Agreement. In the event that there is a material uncured inaccuracy in any representation or warranty or a material breach of any covenant of URC, the Company has the right to terminate the Agreement or to seek specific performance of the Agreement. The Agreement will terminate automatically on July 31, 2019 if the closing thereunder has not occurred by July 31, 2019, unless otherwise agreed by the parties.

As a result of execution of the Agreement, the Laramide promissory note has been re-classified as held for sale and is recorded at its carrying value of $1.6 million on the March 31, 2019 financials since the carrying value does not exceed its fair value. The $0.5 million cash deposit received from URC on March 5, 2019 could be forfeited in the event that the Agreement is terminated due to the Company’s breach of certain terms of the Agreement. Accordingly, the Company has recorded the deposit as a liability on the balance sheet and will only recognize income when all conditions of the Agreement have been met and closing is complete. The royalty interests being purchased by URC have no carrying value and accordingly, no subsequent adjustments have been made.